Explanatory notes to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
Disclosure of reconciliation of liabilities arising from financing activities
The following is a reconciliation of liabilities arising from financing activities for the year ended December 31, 2018 and 2017:

	Years ended December 31
	2018	2017
	(€ million)
Total Debt at January 1	€17,971	€24,048
Derivative (assets)/liabilities and collateral at January 1	(206)	150
Total Liabilities from financing activities at January 1	€17,765	€24,198

Cash flows	€(2,795)	€(4,470)
Foreign exchange effects	€(226)	€(1,311)
Fair value changes	€(136)	€(286)
Changes in scope of consolidation	€(3)	€(83)
Transfer to (Assets)/Liabilities held for sale	€(177)	€—
Other changes	€(51)	€(283)

Total Liabilities from financing activities at December 31	€14,377	€17,765
Derivative (assets)/liabilities and collateral at December 31	(151)	(206)
Total Debt at December 31	€14,528	€17,971